Financial Instruments - Summary of Age of Analysis that are not overdue and Related Allowance for Doubtful Accounts (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables	$ 20,589,210	$ 13,934,290
Less: allowance for doubtful accounts	(5,363,657)	(4,129,370)
Total trade receivables, net	15,225,553	9,804,920
Current [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables	10,065,389	7,781,818
31 to 60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables	3,251,297	1,674,626
61 to 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables	2,359,768	1,147,918
91 days or greater [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total trade receivables	$ 4,912,756	$ 3,329,928